Other Liabilities (Table)	12 Months Ended
Jun. 30, 2022
Other Liabilities Disclosure [Abstract]
Summary of Other Liabilities

	June 30, 2022 $’000	June 30, 2021 $’000
Current liabilities
Insurance and other liabilities	1,769	90
Cash settled employee liabilities	152	5,345
Deferred fulfillment liabilities	432	432
Commissions	586	234

Total current other liabilities	2,939	6,101